Leases (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Operating lease cost		$ 100	$ 400
Lease liability		40
Operating Lease, Lease Income, Lease Payments	$ 20
Corporate Office [Member] | Lake Mary Florida [Member]
Property Subject to or Available for Operating Lease [Line Items]
Impairment loss		$ 200